Income Taxes - Effective Tax Rate Reconciliation, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, foreign subsidiary basis, amount	$ 554
Effective income tax rate reconciliation, foreign subsidiary basis, percentage	42.50%
Effective income tax rate reconciliation, Tax Cuts and Jobs Act of 2017, transition tax on accumulated foreign earnings, amount	$ 361
Effective income tax rate reconciliation, Tax Cuts and Jobs Act of 2017, transition tax on accumulated foreign earnings, percent	27.70%
Effective income tax rate reconciliation, remeasurement of deferred tax assets and liabilities, amount	$ 338
Effective income tax rate reconciliation, remeasurement of deferred tax assets and liabilities, percent	25.90%
Change in valuation allowances	(7.70%)	(34.30%)	743.60%
Effective income tax rate reconciliation, nondeductible transaction costs, amount		$ 21
Effective income tax rate reconciliation, nondeductible transaction costs, percent	1.00%	(12.10%)	22.30%
Effective income tax rate reconciliation, change in accounting policy, amount		$ 20	$ 23
Excess tax benefits for stock compensation	3.00%	(11.30%)	230.00%
Effective tax rate reconciliation, foreign income tax rate differential, percent	(5.70%)	41.10%	(377.40%)
Effective tax rate reconciliation, tax audit adjustments, amount			$ (24)
Effective tax rate reconciliation, tax audit adjustments, amount			(240.00%)
NPS Segment
Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, divestiture of business			$ 27
Effective income tax rate reconciliation, divestiture of business, percent			270.00%
U.S., Germany and Luxembourg | Foreign
Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount		$ 135
Change in valuation allowances		78.00%
Denmark, Japan and U.K. | Foreign
Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount		$ (75)
Change in valuation allowances		(43.00%)
Luxembourg | Foreign
Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount			$ 47
Change in valuation allowances			470.00%
Effective tax rate reconciliation, foreign income tax rate differential, amount			$ (47)
Effective tax rate reconciliation, foreign income tax rate differential, percent			(470.00%)
U.K.
Income Tax Rate Reconciliation [Line Items]
Effective tax rate reconciliation, change in uncertain tax positions, amount			$ (58)
Tax audit settlements			(580.00%)